UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2007, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2008.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2007

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   MAY 14, 2008

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _15_

Form 13F Information Table Value Total:  $718127


List of Other Included Managers:  None

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
Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.


ABITIBI-CONSOLIDATED INC    COM	        003924107	1312	750000	  SH	 DEFINED		750000	 0	0
ALCAN INC	            COM	        013716105	30024	300000	  SH	 DEFINED		300000	 0	0
ALLTEL CORP	            COM	        020039103	57343	822952	  SH	 DEFINED		822952	 0	0
CHECKFREE CORP NEW	    COM	        162813109	53465	1148786	  SH	 DEFINED		1148786	 0	0
CLEAR CHANNEL COMMUNICATION COM	        184502102	64917	1733897	  SH	 DEFINED		1733897	 0	0
DJO INCORPORATED	    COM	        23325G104	41815	851638	  SH	 DEFINED		851638	 0	0
DADE BEHRING HLDGS INC	    COM	        23342J206	27456	359612	  SH	 DEFINED		359612	 0	0
FLORIDA ROCK INDS INC	    COM	        341140101	76213	1219600	  SH	 DEFINED		1219600	 0	0
HARRAHS ENTMT INC	    COM	        413619107	155413	1787795	  SH	 DEFINED		1787795	 0	0
HILTON HOTELS CORP	    COM	        432848109	69256	1489700	  SH	 DEFINED		1489700	 0	0
KYPHON INC	            COM	        501577100	24500	350000	  SH	 DEFINED		350000	 0	0
NUVEEN INVTS INC	    CLA	        67090F106	35940	580232	  SH	 DEFINED		580232	 0	0
PATHMARK STORES INC NEW	    COM	        70322A101	7200	564700	  SH	 DEFINED		564700	 0	0
PLAINS EXPL& PRODTN CO	    COM	        726505100	3232	73100	  SH	 DEFINED		73100	 0	0
SIERRA HEALTH SVCS INC	    COM	        826322109	70041	1660139	  SH	 DEFINED		1660139	 0	0




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